Right of Use Assets and Obligation for Lease Contracts (Details) - Schedule of Accumulated Amortization - Land and building - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Accumulated Amortization [Line Items]
Balances as of beginning	$ (128,442)	$ (114,962)
Amortisation for the period	(25,915)	(27,812)
Sales and disposals during the period	16,899	14,520
Transfers	0	(188)
Others	0	0
Balances as of ending	$ (137,458)	$ (128,442)